Related Party Transactions (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
		Sep. 13, 2017	May 31, 2017	May 31, 2017	Feb. 28, 2019	Nov. 30, 2018	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018	May 31, 2018	Aug. 21, 2018
Number of shares issued	[1]			25,000
Number of shares purchased								750,000		750,000
Proceeds from sale of Private Units									$ 2,615,000	$ 2,615,000
General and administrative expense				672	$ 430,010		$ 114,465	3,811,612	$ 305,690	530,564
Loan payable - Related party			$ 30,672	$ 30,672	$ 85,238			$ 85,238		$ 81,618
Private Placement [Member]
Sale of stock, price per share					$ 10.00			$ 10.00		$ 10.00	$ 0.058
Number of shares purchased		7,000						254,500		254,500
Proceeds from sale of Private Units								$ 2,545,000		$ 2,545,000
Over-Allotment Option [Member]
Number of shares forfeiture										137,500
Sale of stock, price per share		$ 10.00			$ 10.15			$ 10.15		$ 10.15
Number of shares purchased		200,000						26,250		26,250
Common Stock [Member]
Number of shares issued	[1]			144
Number of shares forfeiture										(4,560,757)
I-AM Capital Partners LLC (the "Sponsor") [Member]
Number of shares forfeiture								137,500		137,500
Description of exception on shares								(i) the Founder Shares and the shares of common stock underlying the Private Units are subject to certain transfer restrictions, and (ii) the Sponsor has entered into a letter agreement, pursuant to which it has agreed (A) to waive its redemption rights with respect to the Founder Shares, and the shares of common stock underlying the Private Units and the Public Units in connection with the completion of a Business Combination and (B) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and the shares of common stock underlying the Private Units if the Company fails to complete a Business Combination within 12 months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).		(i) the Founder Shares and the shares of common stock underlying the Private Units are subject to certain transfer restrictions, and (ii) the Sponsor has entered into a letter agreement, pursuant to which it has agreed (A) to waive its redemption rights with respect to the Founder Shares, and the shares of common stock underlying the Private Units and the Public Units in connection with the completion of a Business Combination and (B) to waive its rights to liquidating distributions from the Trust Account with respect to the Founder Shares and the shares of common stock underlying the Private Units if the Company fails to complete a Business Combination within 12 months from the closing of the Initial Public Offering (or up to 21 months from the closing of the Initial Public Offering if the Company extends the period of time to consummate a Business Combination).
Sale of stock, price per share										$ 12.00
Monthly fees for office space, utilities and secretarial and administrative support								$ 10,000		$ 10,000
General and administrative expense						$ 30,080				100,000
Amount of loan for Initial Public Offering and working capital purposes					$ 201,707			$ 201,707		201,707
Repayment of loan						$ 120,089				120,089
Loan payable - Related party			$ 30,672	$ 30,672						$ 81,618
I-AM Capital Partners LLC (the "Sponsor") [Member] | Private Placement [Member]
Sale of stock, price per share		$ 10.00
Number of shares purchased		7,000
I-AM Capital Partners LLC (the "Sponsor") [Member] | Common Stock [Member]
Number of shares issued			1,437,500
Stock issued for capital contribution			$ 25,000	$ 25,000
Sale of stock, price per share					$ 12.00			$ 12.00
Loan payable - Related party					$ 85,238			$ 85,238

[1]	Includes an aggregate of 187,500 shares of common stock that are subject to forfeiture to the extent that the underwriters over-allotment is not exercised in full (note 6).